Note 17 - Leases: Schedule of Disclosure In Tabular Form Of Operating Lease Costs (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Liabilities
Schedule of Disclosure In Tabular Form Of Operating Lease Costs

Operating lease expenses consist of the following:

		For the Years Ended December 31,
	Classification	2024	2023

Operating lease cost
Amortization of leased asset		$261,754	$154,455
Interest on lease liabilities	Other expense - Rental expenses	44,826	26,198
Total lease expenses		$306,580	$180,653